Trust Account (Details)	4 Months Ended
	Sep. 30, 2020 USD ($)
Trust Account (Details) - Schedule of fair value including carrying value and gross unrealized holding loss [Line Items]
Carrying value	$ 345,001,047
US Treasury Securities [Member]
Trust Account (Details) - Schedule of fair value including carrying value and gross unrealized holding loss [Line Items]
Carrying value	345,001,047	[1]
Gross unrealized holding (loss)	(4,414)	[1]
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Trust Account (Details) - Schedule of fair value including carrying value and gross unrealized holding loss [Line Items]
Carrying value	$ 344,996,633	[1]

[1]	Maturity date December 24, 2020.